UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust
Semiannual Report

June 30, 2016

ETFS Zacks Earnings Large-Cap U.S. Index Fund
ETFS Zacks Earnings Small-Cap U.S. Index Fund
ETFS Diversified-Factor U.S. Large Cap Index Fund
ETFS Diversified-Factor Developed Europe Index Fund

ETFS Trust
Table of Contents

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund

June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Aerospace & Defense - 8.2%
Honeywell International, Inc.	172	20,007
Lockheed Martin Corp.	89	22,087
Raytheon Co.	161	21,888
Rockwell Collins, Inc.	208	17,709
TransDigm Group, Inc.*	89	23,469
		105,160
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	207	15,370
United Parcel Service, Inc., Class B	147	15,835
		31,205
Auto Components - 1.5%
BorgWarner, Inc.	335	9,889
Goodyear Tire & Rubber Co. (The)	389	9,982
		19,871
Automobiles - 1.9%
Ferrari NV	308	12,607
Harley-Davidson, Inc.	251	11,370
		23,977
Banks - 1.7%
BB&T Corp.	112	3,988
Huntington Bancshares, Inc.	351	3,138
KeyCorp.	304	3,359
PNC Financial Services Group, Inc. (The)	44	3,581
Regions Financial Corp.	427	3,634
U.S. Bancorp	92	3,711
		21,411
Beverages - 0.7%
PepsiCo, Inc.	83	8,793

Biotechnology - 0.6%
Incyte Corp.*	97	7,758

Building Products - 1.5%
Masco Corp.	615	19,028

Capital Markets - 0.7%
Charles Schwab Corp. (The)	120	3,037
T. Rowe Price Group, Inc.	46	3,357
TD Ameritrade Holding Corp.	119	3,388
		9,782
Chemicals - 2.3%
Dow Chemical Co. (The)	189	9,395
Sherwin-Williams Co. (The)	69	20,263
		29,658
Commercial Services & Supplies - 2.6%
Republic Services, Inc.	324	16,624
Waste Management, Inc.	262	17,363
		33,987
Communications Equipment - 0.4%
Motorola Solutions, Inc.	72	4,750

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	124	23,808
Investments	Shares	Value ($)
COMMON STOCKS (continued)
Consumer Finance - 0.8%
Capital One Financial Corp.	52	3,303
Discover Financial Services	70	3,751
Synchrony Financial*	117	2,958
		10,012
Containers & Packaging - 2.7%
Ball Corp.	180	13,012
International Paper Co.	236	10,002
Sealed Air Corp.	268	12,320
		35,334
Distributors - 2.0%
Genuine Parts Co.	129	13,061
LKQ Corp.*	402	12,744
		25,805
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	149	6,438
CenturyLink, Inc.	173	5,019
		11,457
Electric Utilities - 2.1%
Exelon Corp.	240	8,726
Southern Co. (The)	167	8,956
Xcel Energy, Inc.	206	9,225
		26,907
Electrical Equipment - 2.0%
Eaton Corp. plc	205	12,244
Rockwell Automation, Inc.	112	12,860
		25,104
Food & Staples Retailing - 2.3%
Kroger Co. (The)	252	9,271
Wal-Mart Stores, Inc.	140	10,223
Whole Foods Market, Inc.	310	9,926
		29,420
Food Products - 4.2%
Campbell Soup Co.	140	9,314
ConAgra Foods, Inc.	191	9,132
Hershey Co. (The)	93	10,555
Hormel Foods Corp.	197	7,210
Mead Johnson Nutrition Co.	100	9,075
Tyson Foods, Inc., Class A	128	8,549
		53,835
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	171	7,733
Edwards Lifesciences Corp.*	84	8,377
Hologic, Inc.*	203	7,024
ResMed, Inc.	121	7,651
Varian Medical Systems, Inc.*	87	7,154
		37,939
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc.*	99	7,654
HCA Holdings, Inc.*	89	6,854
		14,508
Health Care Technology - 0.6%
Cerner Corp.*	132	7,735

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)

June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 4.9%
Aramark	258	8,623
Darden Restaurants, Inc.	145	9,184
Hilton Worldwide Holdings, Inc.	382	8,607
Marriott International, Inc., Class A	120	7,975
MGM Resorts International*	400	9,052
Starbucks Corp.	161	9,196
Yum! Brands, Inc.	122	10,116
		62,753
Household Durables - 1.6%
D.R. Horton, Inc.	639	20,116

Industrial Conglomerates - 4.6%
3M Co.	115	20,139
Danaher Corp.	203	20,503
General Electric Co.	606	19,077
		59,719
Insurance - 0.8%
Aflac, Inc.	56	4,041
Progressive Corp. (The)	95	3,182
Unum Group	115	3,656
		10,879
Internet Software & Services - 0.4%
Akamai Technologies, Inc.*	99	5,537

IT Services - 3.6%
Automatic Data Processing, Inc.	172	15,801
Paychex, Inc.	286	17,017
Xerox Corp.	1,383	13,125
		45,943
Machinery - 1.1%
Pentair plc	236	13,756

Media - 1.4%
Comcast Corp., Class A	140	9,126
Sirius XM Holdings, Inc.*	2,246	8,872
		17,998
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd.	267	14,285
Barrick Gold Corp.	711	15,180
Franco-Nevada Corp.	157	11,941
Goldcorp, Inc.	595	11,382
Newmont Mining Corp.	362	14,161
Nucor Corp.	204	10,080
		77,029
Multi-Utilities - 4.4%
Ameren Corp.	171	9,162
CenterPoint Energy, Inc.	411	9,864
CMS Energy Corp.	203	9,310
NiSource, Inc.	364	9,653
Public Service Enterprise Group, Inc.	183	8,530
WEC Energy Group, Inc.	143	9,338
		55,857
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	339	8,726
Continental Resources, Inc.*	255	11,544
Devon Energy Corp.	281	10,186
Enbridge, Inc.	199	8,430

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Oil, Gas & Consumable Fuels (concluded)
EQT Corp.	116	8,982
Kinder Morgan, Inc.	433	8,106
Spectra Energy Corp.	253	9,267
		65,241
Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	91	8,283

Pharmaceuticals - 1.3%
Merck & Co., Inc.	132	7,604
Pfizer, Inc.	236	8,310
		15,914
Real Estate Investment Trusts (REITs) - 2.0%
Digital Realty Trust, Inc.	37	4,032
General Growth Properties, Inc.	112	3,340
Host Hotels & Resorts, Inc.	213	3,453
Kimco Realty Corp.	127	3,985
Realty Income Corp.	53	3,676
UDR, Inc.	90	3,323
VEREIT, Inc.	378	3,833
		25,642
Road & Rail - 3.6%
Canadian National Railway Co.	248	14,647
JB Hunt Transport Services, Inc.	184	14,891
Kansas City Southern	180	16,216
		45,754
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	260	6,232
Linear Technology Corp.	122	5,677
Maxim Integrated Products, Inc.	160	5,710
NVIDIA Corp.	158	7,428
Xilinx, Inc.	116	5,351
		30,398
Software - 3.0%
Activision Blizzard, Inc.	253	10,026
Microsoft Corp.	105	5,373
Red Hat, Inc.*	74	5,372
salesforce.com, Inc.*	75	5,956
ServiceNow, Inc.*	89	5,910
Workday, Inc., Class A*	75	5,600
		38,237
Specialty Retail - 1.5%
Gap, Inc. (The)	327	6,939
Ulta Salon Cosmetics & Fragrance, Inc.*	49	11,938
		18,877
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc.*	126	9,306
NIKE, Inc., Class B	139	7,673
		16,979
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	237	3,553

Trading Companies & Distributors - 1.0%
W.W. Grainger, Inc.	55	12,499

TOTAL COMMON STOCKS
(COST $1,183,080)		1,268,208

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (concluded)

June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Buckeye Partners LP	115	8,088
Enterprise Products Partners LP	319	9,334
Williams Partners LP	377	13,059

TOTAL MASTER LIMITED PARTNERSHIPS (COST $29,373)		30,481

Total Investments - 101.3% (Cost $1,212,453)		1,298,689
Liabilities Less Other Assets - (1.3%)		(16,088)
Net assets - 100.0%		1,282,601

*     Non-income producing security.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,043
Aggregate gross unrealized depreciation	(37,265)
Net unrealized appreciation	$85,778
Federal income tax cost of investments	$1,212,911

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.9%
Aerospace & Defense - 5.8%
B/E Aerospace, Inc.	304	14,037
Orbital ATK, Inc.	317	26,989
Spirit AeroSystems Holdings, Inc., Class A*	610	26,230
		67,256
Airlines - 2.1%
Hawaiian Holdings, Inc.*	149	5,656
JetBlue Airways Corp.*	333	5,514
Spirit Airlines, Inc.*	288	12,923
		24,093
Auto Components - 1.7%
Visteon Corp.	310	20,401

Banks - 1.4%
People’s United Financial, Inc.	371	5,439
Signature Bank*	43	5,372
SVB Financial Group*	58	5,519
		16,330
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc.*	156	5,064
Agios Pharmaceuticals, Inc.*	107	4,483
Alkermes plc*	127	5,489
Intrexon Corp.*	139	3,421
Ionis Pharmaceuticals, Inc.*	54	1,257
Juno Therapeutics, Inc.*	114	4,382
OPKO Health, Inc.*	419	3,913
United Therapeutics Corp.*	38	4,025
		32,034
Building Products - 1.0%
Owens Corning	219	11,283

Capital Markets - 0.7%
E*TRADE Financial Corp.*	241	5,661
Legg Mason, Inc.	87	2,566
		8,227
Chemicals - 2.1%
Ashland, Inc.	107	12,280
Huntsman Corp.	891	11,984
		24,264
Communications Equipment - 0.7%
Arista Networks, Inc.*	57	3,670
F5 Networks, Inc.*	34	3,870
		7,540
Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV	282	9,766
Jacobs Engineering Group, Inc.*	237	11,805
Quanta Services, Inc.*	459	10,612
		32,183
Consumer Finance - 0.1%
LendingClub Corp.*	361	1,552

Containers & Packaging - 1.8%
Avery Dennison Corp.	286	21,379

Diversified Consumer Services - 1.9%
ServiceMaster Global Holdings, Inc.*	549	21,850

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Diversified Financial Services - 3.1%
FactSet Research Systems, Inc.	137	22,115
Markit Ltd.*	167	5,444
MSCI, Inc.	49	3,779
Voya Financial, Inc.	199	4,927
		36,265
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.	1,504	7,430

Energy Equipment & Services - 1.9%
FMC Technologies, Inc.*	189	5,040
Nabors Industries Ltd.	596	5,990
Noble Corp. plc	500	4,120
Patterson-UTI Energy, Inc.	294	6,268
		21,418
Food & Staples Retailing - 0.2%
Sprouts Farmers Market, Inc.*	120	2,748

Food Products - 8.1%
Dean Foods Co.	956	17,294
Hain Celestial Group, Inc. (The)*	405	20,149
Pinnacle Foods, Inc.	371	17,174
Post Holdings, Inc.*	242	20,011
WhiteWave Foods Co. (The)*	408	19,151
		93,779
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*	59	4,753
DexCom, Inc.*	63	4,998
Teleflex, Inc.	27	4,787
		14,538
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc.*	79	4,377
Community Health Systems, Inc.*	236	2,844
Envision Healthcare Holdings, Inc.*	213	5,404
Molina Healthcare, Inc.*	67	3,343
		15,968
Health Care Technology - 0.4%
athenahealth, Inc.*	31	4,278

Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	149	6,784
Domino’s Pizza, Inc.	52	6,831
Panera Bread Co., Class A*	35	7,418
		21,033
Household Durables - 2.7%
Harman International Industries, Inc.	67	4,812
KB Home	725	11,027
PulteGroup, Inc.	554	10,798
Toll Brothers, Inc.*	177	4,763
		31,400
Independent Power and Renewable Electricity Producers - 4.7%
Calpine Corp.*	1,092	16,107
Dynegy, Inc.*	1,153	19,878
NRG Energy, Inc.	1,274	19,097
		55,082

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Internet Software & Services - 1.9%
GrubHub, Inc.*	143	4,443
j2 Global, Inc.	58	3,664
Pandora Media, Inc.*	402	5,005
Rackspace Hosting, Inc.*	167	3,484
Yelp, Inc.*	181	5,495
		22,091
IT Services - 0.7%
Computer Sciences Corp.	104	5,164
Teradata Corp.*	136	3,409
		8,573
Leisure Products - 1.7%
Polaris Industries, Inc.	120	9,811
Smith & Wesson Holding Corp.*	386	10,492
		20,303
Machinery - 9.0%
Allison Transmission Holdings, Inc.	1,535	43,333
Joy Global, Inc.	1,288	27,228
Wabtec Corp.	173	12,150
Xylem, Inc.	506	22,593
		105,304
Media - 1.4%
AMC Networks, Inc., Class A*	91	5,498
News Corp., Class A	927	10,522
		16,020
Metals & Mining - 7.2%
Kinross Gold Corp.*	3,482	17,027
Royal Gold, Inc.	230	16,565
Silver Wheaton Corp.	714	16,800
Steel Dynamics, Inc.	525	12,863
Teck Resources Ltd., Class B	1,555	20,479
		83,734
Oil, Gas & Consumable Fuels - 9.0%
Antero Resources Corp.*	209	5,430
Carrizo Oil & Gas, Inc.*	172	6,166
Diamondback Energy, Inc.	67	6,111
Encana Corp.	851	6,629
Gulfport Energy Corp.*	184	5,752
Newfield Exploration Co.*	156	6,892
ONEOK, Inc.	554	26,287
Parsley Energy, Inc., Class A*	230	6,224
PDC Energy, Inc.*	87	5,012
Rice Energy, Inc.*	371	8,177
Southwestern Energy Co.*	643	8,089
Targa Resources Corp.	175	7,375
WPX Energy, Inc.*	740	6,889
		105,033
Pharmaceuticals - 0.8%
Endo International plc*	79	1,232
Horizon Pharma plc*	262	4,315
Mallinckrodt plc*	71	4,315
		9,862
Professional Services - 2.1%
ManpowerGroup, Inc.	254	16,342
Robert Half International, Inc.	225	8,586
		24,928

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Real Estate Investment Trusts (REITs) - 2.1%
American Capital Agency Corp.	317	6,283
DDR Corp.	333	6,040
Omega Healthcare Investors, Inc.	167	5,670
Spirit Realty Capital, Inc.	525	6,704
		24,697
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.*	83	2,409

Road & Rail - 1.6%
Ryder System, Inc.	214	13,084
Swift Transportation Co.*	375	5,779
		18,863
Semiconductors & Semiconductor Equipment - 1.2%
Cypress Semiconductor Corp.	415	4,378
Marvell Technology Group Ltd.	349	3,326
Qorvo, Inc.*	71	3,923
Synaptics, Inc.*	45	2,419
		14,046
Software - 1.7%
Cadence Design Systems, Inc.*	152	3,694
CyberArk Software Ltd.*	84	4,081
FireEye, Inc.*	101	1,663
Fortinet, Inc.*	118	3,728
Nuance Communications, Inc.*	192	3,001
Splunk, Inc.*	72	3,901
		20,068
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	414	6,595
Children’s Place, Inc. (The)	82	6,575
Dick’s Sporting Goods, Inc.	147	6,624
DSW, Inc., Class A	126	2,668
Express, Inc.*	163	2,365
GNC Holdings, Inc., Class A	217	5,271
Staples, Inc.	627	5,405
Urban Outfitters, Inc.*	208	5,720
		41,223
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp.*	232	3,176
BlackBerry Ltd.*	445	2,986
NCR Corp.*	133	3,694
		9,856
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	116	12,351
Skechers U.S.A., Inc., Class A*	196	5,825
		18,176
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*	61	5,388

Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc.*	627	21,832
United Rentals, Inc.*	167	11,206
		33,038
TOTAL COMMON STOCKS (COST $1,110,007)		1,175,943

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (concluded)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Total Investments - 100.9% (Cost $1,110,007)		1,175,943
Liabilities Less Other Assets - (0.9%)		(10,292)
Net assets - 100.0%		1,165,651

*	Non-income producing security.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,364
Aggregate gross unrealized depreciation	(58,989)
Net unrealized appreciation	$61,375
Federal income tax cost of investments	$1,114,568

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.4%
Aerospace & Defense - 2.1%
Boeing Co. (The)	106	13,766
General Dynamics Corp.	62	8,633
Honeywell International, Inc.	73	8,491
L-3 Communications Holdings, Inc.	207	30,365
Lockheed Martin Corp.	48	11,912
Northrop Grumman Corp.	48	10,670
Raytheon Co.	83	11,284
Rockwell Collins, Inc.	186	15,836
Textron, Inc.	190	6,947
TransDigm Group, Inc.*	154	40,608
United Technologies Corp.	37	3,794
		162,306
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	579	42,991
Expeditors International of Washington, Inc.	558	27,364
FedEx Corp.	64	9,714
United Parcel Service, Inc., Class B	72	7,756
		87,825
Airlines - 0.4%
Alaska Air Group, Inc.	112	6,528
Delta Air Lines, Inc.	246	8,962
Southwest Airlines Co.	309	12,116
United Continental Holdings, Inc.*	174	7,141
		34,747
Auto Components - 0.6%
Autoliv, Inc.	206	22,135
BorgWarner, Inc.	193	5,697
Goodyear Tire & Rubber Co. (The)	220	5,645
Johnson Controls, Inc.	100	4,426
Lear Corp.	92	9,362
		47,265
Automobiles - 0.2%
Ford Motor Co.	846	10,634
Tesla Motors, Inc.*	36	7,642
		18,276
Banks - 3.7%
Bank of America Corp.	589	7,816
BB&T Corp.	564	20,084
CIT Group, Inc.	622	19,848
Citigroup, Inc.	94	3,985
Citizens Financial Group, Inc.	354	7,073
Comerica, Inc.	473	19,455
Fifth Third Bancorp	1,176	20,686
First Republic Bank	318	22,257
Huntington Bancshares, Inc.	3,222	28,805
JPMorgan Chase & Co.	310	19,263
KeyCorp.	1,147	12,674
M&T Bank Corp.	317	37,479
PNC Financial Services Group, Inc. (The)	195	15,871
Regions Financial Corp.	1,751	14,901
Signature Bank*	46	5,746
SunTrust Banks, Inc.	200	8,216
U.S. Bancorp	306	12,341
Wells Fargo & Co.	273	12,921
		289,421

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Beverages - 1.6%
Brown-Forman Corp., Class B	169	16,859
Coca-Cola Co. (The)	453	20,535
Constellation Brands, Inc., Class A	92	15,217
Dr. Pepper Snapple Group, Inc.	267	25,800
Molson Coors Brewing Co., Class B	226	22,855
Monster Beverage Corp.*	53	8,518
PepsiCo, Inc.	146	15,467
		125,251
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.*	66	5,135
Incyte Corp.*	82	6,558
Medivation, Inc.*	165	9,949
		21,642
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	152	8,811
Masco Corp.	424	13,119
		21,930
Capital Markets - 1.4%
Affiliated Managers Group, Inc.*	25	3,519
Ameriprise Financial, Inc.	46	4,133
Bank of New York Mellon Corp. (The)	489	18,998
BlackRock, Inc.	13	4,453
Charles Schwab Corp. (The)	314	7,947
E*TRADE Financial Corp.*	227	5,332
Franklin Resources, Inc.	200	6,674
Goldman Sachs Group, Inc. (The)	81	12,035
Invesco Ltd.	276	7,049
Morgan Stanley	126	3,274
Northern Trust Corp.	298	19,746
State Street Corp.	62	3,343
T. Rowe Price Group, Inc.	57	4,159
TD Ameritrade Holding Corp.	238	6,777
		107,439
Chemicals - 2.3%
Air Products & Chemicals, Inc.	31	4,403
Albemarle Corp.	121	9,597
Ashland, Inc.	182	20,888
Celanese Corp., Series A	290	18,981
CF Industries Holdings, Inc.	550	13,255
Dow Chemical Co. (The)	126	6,263
Eastman Chemical Co.	129	8,759
Ecolab, Inc.	90	10,674
Ingevity Corp.*	7	238
International Flavors & Fragrances, Inc.	140	17,650
Monsanto Co.	132	13,650
Mosaic Co. (The)	513	13,430
PPG Industries, Inc.	39	4,062
Praxair, Inc.	58	6,519
Sherwin-Williams Co. (The)	54	15,858
Valspar Corp. (The)	134	14,476
		178,703
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	939	48,180
Stericycle, Inc.*	89	9,267
Tyco International plc	87	3,706
Waste Management, Inc.	235	15,573
		76,726

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Communications Equipment - 1.4%
Cisco Systems, Inc.	466	13,370
F5 Networks, Inc.*	90	10,246
Harris Corp.	296	24,698
Juniper Networks, Inc.	948	21,320
Motorola Solutions, Inc.	397	26,190
Palo Alto Networks, Inc.*	74	9,075
		104,899
Construction & Engineering - 0.1%
Fluor Corp.	140	6,899

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	138	26,496
Vulcan Materials Co.	298	35,867
		62,363
Consumer Finance - 0.4%
Ally Financial, Inc.*	452	7,716
American Express Co.	84	5,104
Capital One Financial Corp.	105	6,668
Discover Financial Services.	211	11,307
		30,795
Containers & Packaging - 0.5%
Ball Corp.	198	14,313
International Paper Co.	150	6,357
Sealed Air Corp.	219	10,068
WestRock Co.	150	5,831
		36,569
Distributors - 0.4%
Genuine Parts Co.	142	14,377
LKQ Corp.*	405	12,839
		27,216
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	114	16,506
CME Group, Inc.	562	54,739
Intercontinental Exchange, Inc.	115	29,436
Moody’s Corp.	68	6,372
Nasdaq, Inc.	261	16,879
S&P Global, Inc.	51	5,470
Voya Financial, Inc.	225	5,571
		134,973
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,219	52,673
CenturyLink, Inc.	362	10,502
Level 3 Communications, Inc.*	238	12,255
SBA Communications Corp., Class A*	277	29,899
Verizon Communications, Inc.	323	18,036
		123,365
Electric Utilities - 6.0%
Alliant Energy Corp.	429	17,031
American Electric Power Co., Inc.	321	22,499
Duke Energy Corp.	578	49,587
Edison International	492	38,214
Entergy Corp.	433	35,224
Eversource Energy	557	33,364
Exelon Corp.	1,197	43,523
FirstEnergy Corp.	747	26,078
NextEra Energy, Inc.	134	17,473
PG&E Corp.	554	35,412
Pinnacle West Capital Corp.	215	17,428
PPL Corp.	533	20,121

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Electric Utilities (concluded)
Southern Co. (The)	969	51,967
Westar Energy, Inc.	368	20,641
Xcel Energy, Inc.	823	36,854
		465,416
Electrical Equipment - 0.4%
Acuity Brands, Inc.	33	8,183
AMETEK, Inc.	199	9,200
Eaton Corp. plc	70	4,181
Emerson Electric Co.	70	3,651
Rockwell Automation, Inc.	52	5,970
		31,185
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	288	16,511
Corning, Inc.	188	3,851
TE Connectivity Ltd.	202	11,536
		31,898
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	136	6,138
Halliburton Co.	162	7,337
National Oilwell Varco, Inc.	281	9,456
Schlumberger Ltd.	91	7,196
		30,127
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	96	15,076
CVS Health Corp.	210	20,105
Kroger Co. (The)	482	17,733
Rite Aid Corp.*	1,287	9,640
Sysco Corp.	385	19,535
Walgreens Boots Alliance, Inc.	264	21,983
Wal-Mart Stores, Inc.	295	21,541
Whole Foods Market, Inc.	128	4,099
		129,712
Food Products - 4.9%
Archer-Daniels-Midland Co.	147	6,305
Bunge Ltd.	522	30,876
Campbell Soup Co.	556	36,991
ConAgra Foods, Inc.	964	46,089
General Mills, Inc.	249	17,759
Hershey Co. (The)	170	19,293
Hormel Foods Corp.	495	18,117
Ingredion, Inc.	93	12,035
JM Smucker Co. (The)	275	41,913
Kellogg Co.	362	29,557
Kraft Heinz Co. (The)	115	10,175
McCormick & Co., Inc. (Non-Voting)	421	44,908
Mondelez International, Inc., Class A	385	17,521
Tyson Foods, Inc., Class A	739	49,358
		380,897
Gas Utilities - 0.2%
AGL Resources, Inc.	177	11,677

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	284	11,164
Baxter International, Inc.	575	26,001
Becton, Dickinson and Co.	130	22,047
Boston Scientific Corp.*	315	7,362
C.R. Bard, Inc.	112	26,338
Cooper Cos., Inc. (The)	51	8,750
DENTSPLY SIRONA, Inc.	478	29,655

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Health Care Equipment & Supplies (concluded)
Edwards Lifesciences Corp.*	66	6,582
Hologic, Inc.*	329	11,383
Intuitive Surgical, Inc.*	26	17,197
Medtronic plc	174	15,098
ResMed, Inc.	224	14,164
Stryker Corp.	103	12,342
Varian Medical Systems, Inc.*	290	23,847
Zimmer Biomet Holdings, Inc.	111	13,362
		245,292
Health Care Providers & Services - 5.0%
Aetna, Inc.	286	34,929
AmerisourceBergen Corp.	132	10,470
Anthem, Inc.	164	21,540
Cardinal Health, Inc.	138	10,765
Centene Corp.*	97	6,923
Cigna Corp.	199	25,470
DaVita HealthCare Partners, Inc.*	391	30,232
Express Scripts Holding Co.*	393	29,790
Henry Schein, Inc.*	117	20,686
Humana, Inc.	85	15,290
Laboratory Corp. of America Holdings*	375	48,851
McKesson Corp.	44	8,213
Quest Diagnostics, Inc.	700	56,987
UnitedHealth Group, Inc.	237	33,464
Universal Health Services, Inc., Class B	263	35,268
		388,878
Health Care Technology - 0.1%
Cerner Corp.*	93	5,450

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	216	9,547
Chipotle Mexican Grill, Inc.*	30	12,083
Darden Restaurants, Inc.	217	13,745
Hilton Worldwide Holdings, Inc.	288	6,489
Interval Leisure Group, Inc.	22	350
Marriott International, Inc., Class A	136	9,038
McDonald’s Corp.	260	31,288
MGM Resorts International*	747	16,905
Norwegian Cruise Line Holdings Ltd.*	124	4,940
Royal Caribbean Cruises Ltd.	145	9,737
Starbucks Corp.	308	17,593
Starwood Hotels & Resorts Worldwide, Inc.	84	6,212
Wyndham Worldwide Corp.	148	10,542
Yum! Brands, Inc.	168	13,930
		162,399
Household Durables - 0.7%
D.R. Horton, Inc.	409	12,875
Lennar Corp., Class A	140	6,454
Mohawk Industries, Inc.*	76	14,422
Newell Brands, Inc.	240	11,657
Whirlpool Corp.	63	10,498
		55,906
Household Products - 1.8%
Church & Dwight Co., Inc.	338	34,777
Clorox Co. (The)	412	57,017
Colgate-Palmolive Co.	214	15,665
Kimberly-Clark Corp.	100	13,748
Procter & Gamble Co. (The)	189	16,002
		137,209

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Industrial Conglomerates - 1.0%
3M Co.	61	10,682
Danaher Corp.	199	20,099
General Electric Co.	642	20,210
Roper Technologies, Inc.	167	28,484
		79,475
Insurance - 6.6%
Aflac, Inc.	271	19,555
Alleghany Corp.*	41	22,533
Allstate Corp. (The)	218	15,249
American International Group, Inc.	252	13,328
Aon plc.	156	17,040
Arch Capital Group Ltd.*	746	53,712
Arthur J Gallagher & Co.	464	22,086
Chubb Ltd.	168	21,959
Cincinnati Financial Corp.	420	31,454
Everest Re Group Ltd.	106	19,363
FNF Group.	498	18,675
Hartford Financial Services Group, Inc. (The)	479	21,258
Lincoln National Corp.	190	7,366
Loews Corp.	549	22,558
Markel Corp.*	61	58,120
Marsh & McLennan Cos., Inc.	167	11,433
MetLife, Inc.	91	3,625
Principal Financial Group, Inc.	172	7,071
Progressive Corp. (The)	952	31,892
Prudential Financial, Inc.	64	4,566
Travelers Cos., Inc. (The)	180	21,427
Unum Group	427	13,574
Willis Towers Watson plc	225	27,970
XL Group plc	631	21,019
		506,833
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	14	10,019
Expedia, Inc.	154	16,370
Liberty Interactive Corp. QVC Group, Class A*	316	8,017
Netflix, Inc.*	76	6,953
Priceline Group, Inc. (The)*	5	6,242
TripAdvisor, Inc.*	68	4,372
		51,973
Internet Software & Services - 0.6%
Akamai Technologies, Inc.*	126	7,047
Alphabet, Inc., Class A*	4	2,814
Facebook, Inc., Class A*	68	7,771
Twitter, Inc.*	439	7,424
VeriSign, Inc.*	192	16,600
Yahoo!, Inc.*	229	8,601
		50,257
IT Services - 3.3%
Accenture plc, Class A	72	8,157
Alliance Data Systems Corp.*	24	4,702
Amdocs Ltd.	931	53,737
Automatic Data Processing, Inc.	108	9,922
Fidelity National Information Services, Inc.	237	17,462
Fiserv, Inc.*	90	9,786
FleetCor Technologies, Inc.*	82	11,737
Gartner, Inc.*	132	12,858
Global Payments, Inc.	188	13,419
International Business Machines Corp.	99	15,026
MasterCard, Inc., Class A	91	8,013

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
IT Services (concluded)
Paychex, Inc.	303	18,029
PayPal Holdings, Inc.*	122	4,454
Total System Services, Inc.	293	15,561
Vantiv, Inc., Class A*	351	19,867
Visa, Inc., Class A	133	9,865
Western Union Co. (The)	351	6,732
Xerox Corp.	1,792	17,006
		256,333
Leisure Products - 0.5%
Hasbro, Inc.	151	12,682
Mattel, Inc.	744	23,280
		35,962
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	190	8,428
Mettler-Toledo International, Inc.*	39	14,232
Thermo Fisher Scientific, Inc.	112	16,549
Waters Corp.*	213	29,959
		69,168
Machinery - 1.9%
Caterpillar, Inc.	42	3,184
Cummins, Inc.	40	4,498
Deere & Co.	365	29,580
Dover Corp.	147	10,190
Illinois Tool Works, Inc.	90	9,374
Ingersoll-Rand plc	136	8,660
Parker-Hannifin Corp.	69	7,455
Pentair plc	102	5,946
Snap-on, Inc.	84	13,257
Stanley Black & Decker, Inc.	328	36,480
Xylem, Inc.	346	15,449
		144,073
Media - 1.6%
Comcast Corp., Class A	348	22,686
DISH Network Corp., Class A*	208	10,899
Interpublic Group of Cos., Inc. (The)	543	12,543
Liberty Global plc, Class A*	580	16,855
Liberty Global plc LiLAC, Class A*	57	1,844
Omnicom Group, Inc.	109	8,882
Sirius XM Holdings, Inc.*	4,923	19,446
Time Warner, Inc.	129	9,487
Twenty-First Century Fox, Inc., Class A	162	4,382
Walt Disney Co. (The)	208	20,347
		127,371
Metals & Mining - 1.4%
Alcoa, Inc.	1,483	13,747
Newmont Mining Corp.	2,342	91,619
Nucor Corp.	126	6,226
		111,592
Multiline Retail - 1.3%
Dollar General Corp.	119	11,186
Dollar Tree, Inc.*	231	21,769
Kohl’s Corp.	562	21,311
Macy’s, Inc.	262	8,806
Target Corp.	494	34,491
		97,563

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Multi-Utilities - 4.0%
Ameren Corp.	571	30,594
CenterPoint Energy, Inc.	1,472	35,328
CMS Energy Corp.	819	37,559
Consolidated Edison, Inc.	593	47,701
Dominion Resources, Inc.	161	12,547
DTE Energy Co.	319	31,619
NiSource, Inc.	657	17,424
Public Service Enterprise Group, Inc.	487	22,699
SCANA Corp.	266	20,126
Sempra Energy	121	13,796
WEC Energy Group, Inc.	661	43,163
		312,556
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	90	4,792
Cabot Oil & Gas Corp.	470	12,098
California Resources Corp.	5	55
Chevron Corp.	85	8,910
Cimarex Energy Co.	99	11,813
Columbia Pipeline Group, Inc.	206	5,251
Concho Resources, Inc.*	366	43,653
ConocoPhillips	93	4,055
Devon Energy Corp.	116	4,205
EOG Resources, Inc.	70	5,839
EQT Corp.	207	16,028
Exxon Mobil Corp.	321	30,090
Kinder Morgan, Inc.	207	3,875
Marathon Oil Corp.	564	8,466
Marathon Petroleum Corp.	212	8,047
Occidental Petroleum Corp.	322	24,330
ONEOK, Inc.	191	9,063
Phillips 66	144	11,425
Pioneer Natural Resources Co.	103	15,575
Spectra Energy Corp.	166	6,081
Tesoro Corp.	192	14,385
Valero Energy Corp.	233	11,883
		259,919
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	258	23,483

Pharmaceuticals - 2.0%
Allergan plc*	32	7,395
Bristol-Myers Squibb Co.	187	13,754
Eli Lilly & Co.	291	22,916
Jazz Pharmaceuticals plc*	48	6,783
Johnson & Johnson	110	13,343
Mallinckrodt plc*	148	8,995
Merck & Co., Inc.	496	28,575
Perrigo Co. plc	90	8,160
Pfizer, Inc.	909	32,006
Zoetis, Inc.	376	17,845
		159,772
Professional Services - 1.2%
Equifax, Inc.	176	22,599
IHS, Inc., Class A*	46	5,318
Nielsen Holdings plc	636	33,053
Verisk Analytics, Inc.*	355	28,783
		89,753

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) - 9.1%
American Tower Corp.	106	12,043
Annaly Capital Management, Inc.	6,550	72,508
AvalonBay Communities, Inc.	213	38,423
Boston Properties, Inc.	76	10,024
Crown Castle International Corp.	239	24,242
Digital Realty Trust, Inc.	424	46,212
Equinix, Inc.	28	10,856
Equity Residential	437	30,101
Essex Property Trust, Inc.	130	29,652
Extra Space Storage, Inc.	174	16,102
Federal Realty Investment Trust	138	22,846
General Growth Properties, Inc.	820	24,452
HCP, Inc.	367	12,984
Host Hotels & Resorts, Inc.	412	6,679
Kimco Realty Corp.	651	20,428
Macerich Co. (The)	408	34,839
Prologis, Inc.	300	14,712
Public Storage	50	12,780
Realty Income Corp.	867	60,135
Simon Property Group, Inc.	56	12,146
SL Green Realty Corp.	129	13,735
UDR, Inc.	616	22,743
Ventas, Inc.	603	43,910
VEREIT, Inc.	4,340	44,008
Vornado Realty Trust	90	9,011
Welltower, Inc.	582	44,331
Weyerhaeuser Co.	385	11,461
		701,363
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	142	3,760

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	162	13,111
Kansas City Southern	98	8,829
		21,940
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Ltd.	38	5,905
Intel Corp.	308	10,102
KLA-Tencor Corp.	129	9,449
Lam Research Corp.	111	9,331
Linear Technology Corp.	230	10,702
Maxim Integrated Products, Inc.	470	16,774
Microchip Technology, Inc.	128	6,497
Micron Technology, Inc.*	695	9,563
NVIDIA Corp.	110	5,171
Qorvo, Inc.*	75	4,145
QUALCOMM, Inc.	101	5,411
Skyworks Solutions, Inc.	138	8,733
Texas Instruments, Inc.	137	8,583
Xilinx, Inc.	258	11,902
		122,268
Software - 2.4%
Activision Blizzard, Inc.	487	19,300
Adobe Systems, Inc.*	49	4,694
ANSYS, Inc.*	140	12,705
Autodesk, Inc.*	201	10,882
CA, Inc.	436	14,314
Check Point Software Technologies Ltd.*	389	30,995
Citrix Systems, Inc.*	290	23,226
Electronic Arts, Inc.*	112	8,485

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Software (concluded)
Intuit, Inc.	129	14,398
Microsoft Corp.	93	4,759
Red Hat, Inc.*	87	6,316
salesforce.com, Inc.*	50	3,970
ServiceNow, Inc.*	104	6,906
Symantec Corp.	1,048	21,526
Workday, Inc., Class A*	78	5,824
		188,300
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	117	18,911
AutoZone, Inc.*	36	28,578
Bed Bath & Beyond, Inc.	423	18,282
Best Buy Co., Inc.	830	25,398
CarMax, Inc.*	73	3,579
Foot Locker, Inc.	174	9,546
Home Depot, Inc. (The)	69	8,811
L Brands, Inc.	202	13,560
Lowe’s Cos., Inc.	105	8,313
O’Reilly Automotive, Inc.*	18	4,880
Ross Stores, Inc.	96	5,442
Signet Jewelers Ltd.	128	10,548
Tiffany & Co.	124	7,519
TJX Cos., Inc. (The)	242	18,690
Tractor Supply Co.	111	10,121
Ulta Salon Cosmetics & Fragrance, Inc.*	78	19,004
		211,182
Technology Hardware, Storage & Peripherals - 0.5%
EMC Corp.	460	12,498
NetApp, Inc.	739	18,172
Western Digital Corp.	91	4,301
		34,971
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	670	27,296
Hanesbrands, Inc.	339	8,519
Michael Kors Holdings Ltd.*	454	22,464
NIKE, Inc., Class B	308	17,002
PVH Corp.	266	25,065
VF Corp.	145	8,916
		109,262
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	2,036	30,520

Tobacco - 0.8%
Altria Group, Inc.	267	18,412
Philip Morris International, Inc.	175	17,801
Reynolds American, Inc.	409	22,058
		58,271
Trading Companies & Distributors - 0.4%
Fastenal Co.	302	13,406
W.W. Grainger, Inc.	68	15,453
		28,859
Water Utilities - 1.1%
American Water Works Co., Inc.	956	80,792

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	600	25,962

TOTAL COMMON STOCKS (COST $7,468,495)		7,768,189

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (concluded)
June 30, 2016 (Unaudited)

Investments	No. of Rights	Value ($)
RIGHTS - 0.0%(a)
Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley subsidiary)*(b)	196	2
Safeway, Inc. (PDC subsidiary)*(b)	196	480
		—

TOTAL RIGHTS (COST $–)		482

Total Investments - 100.4%
(Cost $7,468,495)		7,768,671
Liabilities Less Other Assets - (0.4%)		(32,331)
Net assets - 100.0%		7,736,340

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	Security fair valued as of 6/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2016 amounted to $482, which represents approximately 0.0% of net assets of the fund.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,006
Aggregate gross unrealized depreciation	(351,285)
Net unrealized appreciation	$279,721
Federal income tax cost of investments	$7,488,950

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.0%
Airbus Group SE	8	460
BAE Systems plc	321	2,248
Leonardo-Finmeccanica SpA*	134	1,349
MTU Aero Engines AG	36	3,351
Rolls-Royce Holdings plc*	53	504
Rolls-Royce Holdings plc (Preference), Class C*(a)	46,530	62
Safran SA	22	1,489
Thales SA	29	2,417
		11,880
Air Freight & Logistics - 0.9%
Bollore SA	679	2,301
bpost SA	106	2,695
Deutsche Post AG	18	503
Royal Mail plc	730	4,889
		10,388
Airlines - 0.5%
Air France-KLM*	63	400
Deutsche Lufthansa AG	166	1,942
easyJet plc	116	1,684
International Consolidated Airlines Group SA	140	692
Ryanair Holdings plc	112	1,409
		6,127
Auto Components - 0.6%
Cie Generale des Etablissements Michelin	24	2,272
Continental AG	2	376
Faurecia	14	447
GKN plc	180	649
Nokian Renkaat OYJ	63	2,242
Plastic Omnium SA	25	702
Valeo SA	12	535
		7,223
Automobiles - 0.3%
Bayerische Motoren Werke AG	2	146
Daimler AG	12	714
Ferrari NV*	1	41
Fiat Chrysler Automobiles NV	99	604
Peugeot SA*	52	625
Porsche Automobil Holding SE (Preference)	4	184
Renault SA	8	608
Volkswagen AG (Preference)	4	481
		3,403
Banks - 3.5%
Banca Monte dei Paschi di Siena SpA*	1,591	670
Banca Popolare dell’Emilia Romagna SC	338	1,231
Banca Popolare di Milano Scarl	3,648	1,493
Banco Bilbao Vizcaya Argentaria SA	53	298
Banco de Sabadell SA	482	631
Banco Popolare SC	600	1,429
Banco Popular Espanol SA	1,133	1,449
Banco Santander SA	106	404
Bank of Ireland*	4,291	882
Bankia SA	2,165	1,554
Bankinter SA	415	2,659
Barclays plc	380	704
BNP Paribas SA	10	442
CaixaBank SA	298	651
Commerzbank AG	66	427
Credit Agricole SA	48	403

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Banks (concluded)
Danske Bank A/S	125	3,274
DNB ASA	74	879
Erste Group Bank AG*	48	1,083
HSBC Holdings plc	442	2,753
ING Groep NV, CVA	58	591
Intesa Sanpaolo SpA	374	707
Jyske Bank A/S	59	2,227
KBC Group NV*	32	1,561
Lloyds Banking Group plc	4,581	3,311
Natixis SA	217	822
Nordea Bank AB	163	1,364
Royal Bank of Scotland Group plc*	254	583
Skandinaviska Enskilda Banken AB, Class A	63	542
Societe Generale SA	9	282
Standard Chartered plc*	129	974
Svenska Handelsbanken AB, Class A	133	1,598
Swedbank AB, Class A	74	1,534
UniCredit SpA	80	175
Unione di Banche Italiane SpA	294	808
		40,395
Beverages - 1.9%
Anheuser-Busch InBev SA/NV	10	1,306
Carlsberg A/S, Class B	53	5,021
Davide Campari-Milano SpA	320	3,157
Diageo plc	94	2,622
Heineken Holding NV	21	1,707
Heineken NV	21	1,931
Pernod Ricard SA	9	1,001
SABMiller plc	95	5,550
		22,295
Biotechnology - 0.4%
Actelion Ltd.*	8	1,340
Genmab A/S*	12	2,168
Grifols SA	40	901
		4,409
Building Products - 0.7%
Assa Abloy AB, Class B	75	1,524
Cie de Saint-Gobain	7	267
Geberit AG	8	3,022
Kingspan Group plc	100	2,166
Nibe Industrier AB, Class B	136	1,120
		8,099
Capital Markets - 1.5%
3i Group plc	295	2,159
Azimut Holding SpA	38	616
Credit Suisse Group AG*	104	1,101
Deutsche Bank AG*	18	247
Julius Baer Group Ltd.*	24	956
Mediobanca SpA	178	1,019
Partners Group Holding AG	21	8,984
Schroders plc	39	1,228
UBS Group AG	57	735
		17,045
Chemicals - 4.5%
Air Liquide SA	8	836
Akzo Nobel NV	7	438
Arkema SA	19	1,458
BASF SE	5	381
Chr Hansen Holding A/S	110	7,193

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Chemicals (concluded)
Clariant AG*	113	1,906
Croda International plc*	161	6,756
EMS-Chemie Holding AG	8	4,126
Evonik Industries AG	45	1,337
FUCHS PETROLUB SE (Preference)	49	1,921
Givaudan SA	2	4,016
Johnson Matthey plc	29	1,086
K+S AG	58	1,182
Koninklijke DSM NV	67	3,870
LANXESS AG	16	698
Linde AG	6	835
Novozymes A/S, Class B	58	2,768
Solvay SA	10	926
Symrise AG	59	4,008
Umicore SA	71	3,650
Yara International ASA	66	2,081
		51,472
Commercial Services & Supplies - 1.9%
Babcock International Group plc	326	3,942
Bilfinger SE*	65	1,902
Edenred	36	740
Elior Participations SCA(b)	184	4,012
ISS A/S	85	3,188
Securitas AB, Class B	244	3,723
Societe BIC SA	28	3,949
		21,456
Communications Equipment - 0.1%
Nokia OYJ	94	533
Telefonaktiebolaget LM Ericsson, Class B	141	1,070
		1,603
Construction & Engineering - 1.3%
ACS Actividades de Construccion y Servicios SA	32	867
Boskalis Westminster	51	1,750
Bouygues SA	59	1,700
Eiffage SA	40	2,853
Ferrovial SA	112	2,169
HOCHTIEF AG	12	1,543
Orascom Construction Ltd.*	4	20
Skanska AB, Class B	69	1,428
SPIE SA	60	1,078
Vinci SA	25	1,769
		15,177
Construction Materials - 0.9%
CRH plc	42	1,213
HeidelbergCement AG	15	1,124
Imerys SA	33	2,109
Italcementi SpA*	185	2,171
LafargeHolcim Ltd.*	16	666
Wienerberger AG	185	2,590
		9,873
Consumer Finance - 0.4%
Provident Financial plc	157	4,827

Containers & Packaging - 1.2%
Ball Corp.	49	3,514
BillerudKorsnas AB	107	1,582
DS Smith plc	403	2,081
Huhtamaki OYJ	115	4,750
Smurfit Kappa Group plc	104	2,288
		14,215

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Diversified Financial Services - 2.9%
Ackermans & van Haaren NV	29	3,550
Bolsas y Mercados Espanoles SHMSF SA	43	1,196
Deutsche Boerse AG	18	1,471
Eurazeo SA	19	1,129
Euronext NV(b)	31	1,141
EXOR SpA	51	1,869
Groupe Bruxelles Lambert SA	40	3,264
Industrivarden AB, Class C	152	2,442
Investor AB, Class B	44	1,459
Kinnevik AB, Class B	83	1,959
London Stock Exchange Group plc	51	1,726
Pargesa Holding SA	59	3,888
Sofina SA	45	5,937
Wendel SA	20	2,069
		33,100
Diversified Telecommunication Services - 3.1%
BT Group plc	592	3,245
Cellnex Telecom SAU(b)	50	779
Deutsche Telekom AG	106	1,799
Elisa OYJ	102	3,898
Iliad SA	8	1,622
Inmarsat plc	431	4,635
Koninklijke KPN NV	425	1,537
Numericable-SFR SA	24	603
Orange SA	79	1,286
Proximus SADP	101	3,195
Swisscom AG	3	1,487
TDC A/S	726	3,540
Telecom Italia SpA*	1,034	844
Telefonica Deutschland Holding AG	489	2,006
Telefonica SA	19	179
Telia Co. AB	326	1,528
Vivendi SA	132	2,478
		34,661
Electric Utilities - 2.7%
Acciona SA	32	2,319
EDP - Energias de Portugal SA	414	1,267
Electricite de France SA	158	1,926
Endesa SA	368	7,371
Enel SpA	300	1,326
Fortum OYJ	221	3,531
Iberdrola SA	393	2,658
Red Electrica Corp. SA	29	2,583
SSE plc	225	4,674
Terna Rete Elettrica Nazionale SpA	521	2,890
		30,545
Electrical Equipment - 0.7%
ABB Ltd.*	36	706
Gamesa Corp. Tecnologica SA	68	1,337
Legrand SA	8	412
Nordex SE*	21	593
OSRAM Licht AG	49	2,533
Prysmian SpA	54	1,178
Schneider Electric SE	7	413
Vestas Wind Systems A/S	10	676
		7,848

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.5%
Fingerprint Cards AB, Class B*	95	912
Halma plc	194	2,637
Hexagon AB, Class B	20	722
Ingenico Group SA	13	1,518
		5,789
Energy Equipment & Services - 0.7%
Saipem SpA*	2,691	1,072
SBM Offshore NV	313	3,646
Technip SA	32	1,735
Tenaris SA	101	1,460
		7,913
Food & Staples Retailing - 3.2%
Casino Guichard Perrachon SA	30	1,674
Colruyt SA	83	4,571
Delhaize Group	46	4,831
Distribuidora Internacional de Alimentacion SA	102	589
ICA Gruppen AB	153	5,087
J Sainsbury plc	1,602	4,975
Jeronimo Martins SGPS SA	224	3,524
Kesko OYJ, Class B	105	4,447
Koninklijke Ahold NV	116	2,564
Tesco plc*	620	1,450
Wm Morrison Supermarkets plc	1,173	2,938
		36,650
Food Products - 3.2%
Aryzta AG*	75	2,759
Associated British Foods plc	28	1,018
Barry Callebaut AG*	4	4,915
Danone SA	31	2,184
Glanbia plc	318	5,981
Kerry Group plc, Class A	42	3,726
Marine Harvest ASA*	185	3,084
Nestle SA	60	4,628
Orkla ASA	565	4,986
Viscofan SA	56	3,088
		36,369
Gas Utilities - 1.0%
Enagas SA	94	2,851
Gas Natural SDG SA	44	864
Rubis SCA	69	5,284
Snam SpA	478	2,846
		11,845
Health Care Equipment & Supplies - 2.0%
Coloplast A/S, Class B	34	2,527
Elekta AB, Class B	246	1,982
Essilor International SA	10	1,320
Getinge AB, Class B	164	3,343
GN Store Nord A/S	115	2,066
Sartorius AG (Preference)	40	2,949
Smith & Nephew plc	109	1,846
Sonova Holding AG	27	3,575
Straumann Holding AG	9	3,545
		23,153
Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA	52	4,508
Fresenius SE & Co. KGaA	50	3,656
Orpea	81	6,666
		14,830

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.4%
Carnival plc	121	5,354
Compass Group plc	125	2,376
InterContinental Hotels Group plc	69	2,539
Paddy Power Betfair plc	14	1,470
Sodexo SA	11	1,183
TUI AG	77	877
Whitbread plc	37	1,727
		15,526
Household Durables - 1.7%
Barratt Developments plc	458	2,482
Berkeley Group Holdings plc	85	2,867
Electrolux AB, Series B	35	944
Husqvarna AB, Class B	178	1,314
Persimmon plc	191	3,695
SEB SA	38	4,597
Taylor Wimpey plc	1,814	3,208
		19,107
Household Products - 0.8%
Henkel AG & Co. KGaA (Preference)	5	609
Reckitt Benckiser Group plc	33	3,304
Svenska Cellulosa AB SCA, Class B	159	5,048
		8,961
Industrial Conglomerates - 1.0%
DCC plc	50	4,402
Koninklijke Philips NV	61	1,518
Rheinmetall AG	33	1,950
Siemens AG	10	1,020
Smiths Group plc	192	2,959
		11,849
Insurance - 7.4%
Admiral Group plc	172	4,668
Aegon NV	122	478
Ageas	62	2,134
Allianz SE	15	2,130
Assicurazioni Generali SpA	98	1,149
Aviva plc	207	1,090
AXA SA	73	1,444
Baloise Holding AG	45	4,998
CNP Assurances	84	1,243
Delta Lloyd NV	249	880
Direct Line Insurance Group plc	2,772	12,777
Gjensidige Forsikring ASA	365	6,050
Hannover Rueck SE	34	3,543
Helvetia Holding AG	9	4,679
Legal & General Group plc	727	1,853
Mapfre SA	477	1,038
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	13	2,170
NN Group NV	66	1,818
Old Mutual plc	349	935
Prudential plc	50	840
RSA Insurance Group plc	1,236	8,253
Sampo OYJ, Class A	59	2,394
SCOR SE	106	3,159
St James’s Place plc	138	1,448
Standard Life plc	418	1,641
Swiss Life Holding AG*	16	3,677
Swiss Re AG	46	4,002
Unipol Gruppo Finanziario SpA	109	255

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Insurance (concluded)
UnipolSai SpA	651	974
Zurich Insurance Group AG*	10	2,457
		84,177
Internet & Catalog Retail - 0.1%
Yoox Net-A-Porter Group SpA*	37	855
Zalando SE*(b)	16	421
		1,276
Internet Software & Services - 0.5%
Auto Trader Group plc(b)	331	1,564
Rightmove plc	38	1,853
United Internet AG	50	2,066
		5,483
IT Services - 1.1%
Amadeus IT Holding SA, Class A	35	1,527
Atos SE	20	1,656
Capgemini SA	24	2,085
Tieto OYJ	108	2,945
Wirecard AG	83	3,639
Worldpay Group plc*(b)	290	1,053
		12,905
Leisure Products - 0.2%
Amer Sports OYJ	69	1,883

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	5	1,853
Gerresheimer AG	38	2,913
Lonza Group AG*	37	6,122
		10,888
Machinery - 2.8%
Aalberts Industries NV	48	1,442
Alfa Laval AB	44	685
Alstom SA*	155	3,595
ANDRITZ AG	50	2,359
CNH Industrial NV	76	547
Duerr AG	7	529
GEA Group AG	6	282
Georg Fischer AG	3	2,393
KION Group AG	38	1,834
Kone OYJ, Class B	28	1,283
Krones AG	11	1,158
KUKA AG	15	1,775
MAN SE	57	5,819
Metso OYJ	50	1,168
Schindler Holding AG	16	2,890
SKF AB, Class B	30	475
Trelleborg AB, Class B	85	1,492
Volvo AB, Class B	69	676
Zardoya Otis SA	166	1,551
		31,953
Marine - 0.5%
AP Moeller - Maersk A/S, Class B	1	1,300
Kuehne + Nagel International AG	28	3,915
		5,215
Media - 3.7%
Altice NV, Class A*	23	344
Axel Springer SE	56	2,932
Eutelsat Communications SA	208	3,934
Informa plc	468	4,558
JCDecaux SA	51	1,722

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Media (concluded)
Lagardere SCA	131	2,860
Mediaset Espana Comunicacion SA	100	1,118
Mediaset SpA	564	1,962
NOS SGPS SA	388	2,349
Pearson plc	182	2,353
ProSiebenSat.1 Media SE*	24	1,046
Publicis Groupe SA	9	605
RELX NV	105	1,821
RELX plc	168	3,090
Rizzoli Corriere Della Sera Mediagroup SpA*	6	5
Sky plc	263	2,981
Technicolor SA	290	1,807
Telenet Group Holding NV*	55	2,500
Wolters Kluwer NV	35	1,422
WPP plc	159	3,299
		42,708
Metals & Mining - 2.6%
Acerinox SA	141	1,556
Anglo American plc	166	1,613
ArcelorMittal*	155	704
Aurubis AG	56	2,540
BHP Billiton plc	41	517
Boliden AB	84	1,614
Glencore plc*	505	1,032
Norsk Hydro ASA	361	1,308
Randgold Resources Ltd.	153	17,201
Rio Tinto plc	44	1,349
voestalpine AG	17	567
		30,001
Multiline Retail - 0.4%
Marks & Spencer Group plc	303	1,291
Next plc	47	3,097
		4,388
Multi-Utilities - 2.0%
A2A SpA	1,870	2,447
E.ON SE	64	642
Engie SA	82	1,322
Hera SpA	992	2,709
National Grid plc	723	10,593
RWE AG*	63	993
Suez	160	2,503
Veolia Environnement SA	83	1,795
		23,004
Oil, Gas & Consumable Fuels - 2.6%
BP plc	414	2,425
Eni SpA	69	1,113
Galp Energia SGPS SA	238	3,305
Koninklijke Vopak NV	43	2,145
Lundin Petroleum AB*	162	2,920
Neste OYJ	146	5,211
OMV AG	150	4,202
Repsol SA	57	723
Royal Dutch Shell plc, Class A	89	2,436
Royal Dutch Shell plc, Class B	89	2,453
Statoil ASA	74	1,274
TOTAL SA	28	1,349
		29,556

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Paper & Forest Products - 0.5%
Mondi plc	164	3,058
Stora Enso OYJ, Class R	147	1,173
UPM-Kymmene OYJ	66	1,202
		5,433
Personal Products - 1.0%
Beiersdorf AG	12	1,132
L’Oreal SA	12	2,293
Ontex Group NV	42	1,319
Unilever NV, CVA	26	1,210
Unilever plc	104	4,976
		10,930
Pharmaceuticals - 3.6%
AstraZeneca plc	35	2,090
Bayer AG	4	400
Galenica AG	2	2,691
GlaxoSmithKline plc	194	4,161
Ipsen SA	30	1,847
Meda AB, Class A	347	6,262
Merck KGaA	15	1,517
Novartis AG	20	1,646
Novo Nordisk A/S, Class B	61	3,262
Orion OYJ, Class B	130	5,026
Recordati SpA	91	2,730
Roche Holding AG	7	1,840
Sanofi	36	2,996
STADA Arzneimittel AG*	23	1,187
UCB SA	43	3,210
		40,865
Professional Services - 2.2%
Bureau Veritas SA	140	2,956
Capita plc	349	4,488
Experian plc	185	3,492
Intertek Group plc	107	4,976
Randstad Holding NV	8	322
SGS SA	1	2,285
Teleperformance	73	6,242
		24,761
Real Estate Investment Trusts (REITs) - 3.9%
British Land Co. plc (The)	372	3,019
Cofinimmo SA	50	5,874
Derwent London plc	111	3,877
Eurocommercial Properties NV, CVA	76	3,247
Fonciere Des Regions	43	3,822
Gecina SA	41	5,580
Hammerson plc	489	3,517
ICADE	50	3,537
Klepierre	30	1,328
Land Securities Group plc	250	3,472
Merlin Properties Socimi SA	208	2,175
Unibail-Rodamco SE	7	1,817
Wereldhave NV	78	3,531
		44,796
Real Estate Management & Development - 4.3%
Castellum AB	298	4,217
Deutsche EuroShop AG	103	4,703
Deutsche Wohnen AG	103	3,493
IMMOFINANZ AG*	822	1,755
LEG Immobilien AG*	56	5,219
Nexity SA*	75	3,808
PSP Swiss Property AG	94	9,118

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Real Estate Management & Development (concluded)
Swiss Prime Site AG*	122	11,045
Vonovia SE	139	5,057
		48,415
Road & Rail - 0.4%
DSV A/S	119	4,979

Semiconductors & Semiconductor Equipment - 0.6%
ams AG	16	443
ASM International NV	72	2,787
Dialog Semiconductor plc*	29	864
Infineon Technologies AG	40	576
STMicroelectronics NV	275	1,603
		6,273
Software - 1.5%
Dassault Systemes	58	4,400
Sage Group plc (The)	680	5,868
SAP SE	22	1,641
Software AG	70	2,375
Temenos Group AG*	29	1,444
UBISOFT Entertainment*	42	1,540
		17,268
Specialty Retail - 1.0%
Dixons Carphone plc	465	1,989
Dufry AG*	17	2,029
Hennes & Mauritz AB, Class B	33	960
Industria de Diseno Textil SA	38	1,263
Kingfisher plc	1,207	5,204
		11,445
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	14	1,998
Burberry Group plc	54	837
Christian Dior SE	5	804
Cie Financiere Richemont SA	34	1,981
Hermes International	9	3,369
HUGO BOSS AG	25	1,414
Kering	11	1,777
Luxottica Group SpA	28	1,358
LVMH Moet Hennessy Louis Vuitton SE	8	1,209
Moncler SpA	67	1,052
Pandora A/S	10	1,354
Swatch Group AG (The)	2	581
		17,734
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	19	596

Tobacco - 0.8%
British American Tobacco plc	31	2,007
Imperial Brands plc	46	2,493
Swedish Match AB	124	4,281
		8,781
Trading Companies & Distributors - 1.6%
Ashtead Group plc	121	1,721
Brenntag AG	11	531
Bunzl plc	199	6,124
Howden Joinery Group plc	400	2,054
Rexel SA	98	1,232
Travis Perkins plc	178	3,507
Wolseley plc	48	2,483
		17,652

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (concluded)
June 30, 2016 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS (concluded)
Transportation Infrastructure - 1.2%
Abertis Infraestructuras SA	86	1,261
Aena SA(b)	5	657
Aeroports de Paris	25	2,750
Atlantia SpA	50	1,243
Flughafen Zuerich AG	15	2,651
Fraport AG Frankfurt Airport Services Worldwide	51	2,721
Groupe Eurotunnel SE	188	1,995
		13,278
Water Utilities - 1.8%
Pennon Group plc	353	4,462
Severn Trent plc	233	7,584
United Utilities Group plc	574	7,942
		19,988
Wireless Telecommunication Services - 0.9%
Drillisch AG	17	650
Freenet AG	79	2,025
Tele2 AB, Class B	499	4,332
Vodafone Group plc	1,099	3,345
		10,352
TOTAL COMMON STOCKS (COST $1,220,242)		1,135,016

	No. of Rights
RIGHTS - 0.0%(c)
Metals & Mining - 0.0%(c)
Acerinox SA, expiring 7/6/2016 (Cost $69)*	141	71

Total Investments - 99.7% (Cost $1,220,311)		1,135,087
Other Assets Less Liabilities - 0.3%		3,116
Net assets - 100.0%		1,138,203

*	Non-income producing security.

(a)	Security fair valued as of 6/30/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2016 amounted to $62, which represents approximately 0.0% of net assets of the fund.

(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities amounts to $9,627, which represents approximately 0.85% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.

Abbreviations

CVA	Dutch Certification

OYJ	Public Traded Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA	Limited partnership with share capital

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,256
Aggregate gross unrealized depreciation	(149,586)
Net unrealized depreciation	$(87,330)
Federal income tax cost of investments	$1,222,417

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of June 30, 2016:

United Kingdom	24.0%
France	14.1%
Switzerland	11.4%
Germany	10.6%
Sweden	6.2%
Belgium	4.4%
Spain	4.4%
Denmark	4.0%
Italy	3.9%
Netherlands	3.9%
Finland	3.7%
Ireland	2.4%
Norway	1.7%
Jersey	1.5%
Austria	1.1%
Portugal	0.9%
United States	0.8%
Luxembourg	0.4%
South Africa	0.3%
Australia	0.0%	*
United Arab Emirates	0.0%	*
Other [1]	0.3%
	100.0%

*	Amount rounds to less than 0.1%.
[1]	Includes any non-equity securities and other assets and liabilities.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
ASSETS:
Securities, at cost	$1,212,453	$1,110,007	$7,468,495	$1,220,311
Securities, at value	1,298,689	1,175,943	7,768,671	1,135,087
Total Investment Securities	1,298,689	1,175,943	7,768,671	1,135,087
Cash	3,424	5,630	12,161	2,538
Foreign cash	—	—	—	830 †
Dividends and interest receivable	1,244	748	11,176	2,597
Receivable for investments sold	—	—	—	5,789
Reclaims receivable	—	—	—	3,218
Total Assets	1,303,357	1,182,321	7,792,008	1,150,059
LIABILITIES:
Advisory fees payable	20,243	16,157	55,155	11,343
Trustee fees payable	513	513	513	513
Total Liabilities	20,756	16,670	55,668	11,856
NET ASSETS	$1,282,601	$1,165,651	$7,736,340	$1,138,203
NET ASSETS CONSIST OF:
Paid in Capital	$1,334,702	$1,233,478	$7,691,029	$1,297,307
Accumulated undistributed net investment income (loss)	(140)	(2,398)	14,600	164
Accumulated net realized gains (losses) on investments	(138,197)	(131,365)	(269,465)	(73,888)
Net unrealized appreciation (depreciation) on:
Investments	86,236	65,936	300,176	(85,224)
Foreign currency transactions	—	—	—	(156)
NET ASSETS	$1,282,601	$1,165,651	$7,736,340	$1,138,203
Shares (unlimited number of shares authorized, no par value)	50,000	50,000	300,000	50,000
Net Asset Value	$25.65	$23.31	$25.79	$22.76

†     Cost of $830.

See accompanying notes to the financial statements.

20

Statements of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
INVESTMENT INCOME:
Dividends	$18,959	$23,674	$81,452	$31,014
Foreign withholding tax on income	(168)	(51)	—	(4,339)
Total Investment Income	18,791	23,623	81,452	26,675

EXPENSES:
Advisory fees (Note 4)	5,045	3,868	12,797	2,291
Trustees fees (Note 7)	6,536	6,536	6,537	6,537
Total Net Expenses	11,581	10,404	19,334	8,828
Net Investment Income (Loss)	7,210	13,219	62,118	17,847

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(71,327)	(105,648)	(79,172)	(19,307)
In-kind redemptions of investments	13,003	—	—	—
Foreign currency transactions	—	—	—	(721)
Net realized gain (loss)	(58,324)	(105,648)	(79,172)	(20,028)

Change in unrealized appreciation (depreciation) on:
Investments	160,578	160,056	422,453	(68,777)
Foreign currency translations	—	—	—	(27)
Change in net unrealized appreciation (depreciation)	160,578	160,056	422,453	(68,804)
Net realized and unrealized gain (loss)	102,254	54,408	343,281	(88,832)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$109,464	$67,627	$405,399	$(70,985)

See accompanying notes to the financial statements.

21

Statements of Changes in Net Assets
For the Periods Indicated

	ETFS Zacks Earnings Large-Cap U.S. Index Fund		ETFS Zacks Earnings Small-Cap U.S. Index Fund
	Six Months Ended June 30, 2016 (Unaudited)	January 20, 2015* through December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	January 20, 2015* through December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,210	$26,924	$13,219	$382
Net realized gain (loss)	(58,324)	(100,013)	(105,648)	58,578
Change in net unrealized appreciation/depreciation	160,578	(74,342)	160,056	(94,120)
Change in Net Assets Resulting from Operations	109,464	(147,431)	67,627	(35,160)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,350)	(24,932)	(15,044)	—
Tax return of capital	—	—	—	(2,212)
Total distributions	(7,350)	(24,932)	(15,044)	(2,212)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	5,016,385	—	3,920,519
Cost of shares redeemed	(1,161,149)	(2,502,386)	(95,661)	(2,674,418)
Change in net assets resulting from capital transactions	(1,161,149)	2,513,999	(95,661)	1,246,101
Change in net assets	(1,059,035)	2,341,636	(43,078)	1,208,729

NET ASSETS:
Beginning of period	$2,341,636	$—	$1,208,729	$—
End of period	$1,282,601	$2,341,636	$1,165,651	$1,208,729
Accumulated undistributed net investment income (loss) included in end of period net assets	$(140)	$—	$(2,398)	$(573)

SHARE TRANSACTIONS:
Beginning of period	100,000	—	54,000	—
Issued	—	50,000	—	54,000
Issued in-kind	—	150,000	—	100,000
Redeemed	—	—	(4,000)	—
Redemption in-kind	(50,000)	(100,000)	—	(100,000)
Shares outstanding, end of period	50,000	100,000	50,000	54,000

*	Commencement of investment operations.

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

22

Statements of Changes in Net Assets
For the Periods Indicated

	ETFS Diversified-Factor U.S. Large Cap Index Fund		ETFS Diversified-Factor Developed Europe Index Fund
	Six Months Ended June 30, 2016 (Unaudited)	January 27, 2015* through December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	January 27, 2015* through December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,118	$171,345	$17,847	$48,272
Net realized gain (loss)	(79,172)	(80,799)	(20,028)	(52,065)
Change in net unrealized appreciation/depreciation	422,453	(122,277)	(68,804)	(16,576)
Change in Net Assets Resulting from Operations	405,399	(31,731)	(70,985)	(20,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(49,596)	(160,412)	(17,032)	(38,455)
Tax return of capital	—	—	—	(9,723)
Total distributions	(49,596)	(160,412)	(17,032)	(48,178)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,261,762	17,567,731	—	2,500,000
Cost of shares redeemed	—	(11,256,813)	—	(1,205,233)
Change in net assets resulting from capital transactions	1,261,762	6,310,918	—	1,294,767
Change in net assets	1,617,565	6,118,775	(88,017)	1,226,220

NET ASSETS:
Beginning of period	$6,118,775	$—	$1,226,220	$—
End of period	$7,736,340	$6,118,775	$1,138,203	$1,226,220
Accumulated undistributed net investment income (loss) included in end of period net assets	$14,600	$2,078	$164	$(651)

SHARE TRANSACTIONS:
Beginning of period	250,000	—	50,000	—
Issued	—	—	—	100,000
Issued in-kind	50,000	700,000	—	—
Redemption in-kind	—	(450,000)	—	(50,000)
Shares outstanding, end of period	300,000	250,000	50,000	50,000

*	Commencement of investment operations.

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

23

Financial Highlights
For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance

	Investment Operations
	Net asset value, beginning of period	Net investment income (loss)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Six Months ended June 30, 2016 (Unaudited)	$23.42	$0.11	(g)	$2.27	$2.38
January 20, 2015* through December 31, 2015	25.00	0.27	(h)	(1.60)	(1.33)
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Six Months ended June 30, 2016 (Unaudited)	22.38	0.25		0.96	1.21
January 20, 2015* through December 31, 2015	25.00	—	(i)	(2.60)	(2.60)
ETFS Diversified-Factor U.S. Large Cap Index Fund
Six Months ended June 30, 2016 (Unaudited)	24.48	0.23	(j)	1.26	1.49
January 27, 2015* through December 31, 2015	25.00	0.37	(k)	(0.47)	(0.10)
ETFS Diversified-Factor Developed Europe Index Fund
Six Months ended June 30, 2016 (Unaudited)	24.52	0.36	(l)	(1.78)	(1.42)
January 27, 2015* through December 31, 2015	25.00	0.49	(m)	(0.49)	—

*	Commencement of investment operations.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the average of bid/ask of Indicative Optimized Portfolio Value (“IOPV”) as of the close of trading on the exchange where Fund shares are listed. IOPV is ETF’s real-time estimated fair value based on most recent intraday price of underlying assets. This value helps investors gauge the current market price against an intraday estimate of Net Asset Value. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(g)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10 and the net investment income ratio would have been 0.87%.

(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.23 and the net investment income ratio would have been 0.97%.

(i)	Per share amount is less than $0.005.

(j)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.21 and the net investment income ratio would have been 1.72%.

(k)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.35 and the net investment income ratio would have been 1.50%.

(l)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.34 and the net investment income ratio would have been 2.91%.

(m)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.44 and the net investment income ratio would have been 1.89%.

See accompanying notes to the financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance						Ratios/Supplemental Data
Distributions				Total Return (a)		Ratios To Average Net Assets (b)				Supplemental Data

Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses	Net investment income		Net assets, end of period (000)	Portfolio turnover rate(a)(f)

$(0.15)	$—	$—	$(0.15)	$25.65	10.18%	10.36%	1.49%	0.93	%(g)	$1,283	90%
(0.25)	—	—	(0.25)	23.42	(5.37)	(4.96)	1.24	1.15	(h)	2,342	82

(0.28)	—	—	(0.28)	23.31	5.42	5.85	1.75	2.22		1,166	100
—	—	(0.02)	(0.02)	22.38	(10.41)	(9.85)	1.38	0.02		1,209	110

(0.18)	—	—	(0.18)	25.79	6.12	5.52	0.59	1.89	(j)	7,736	23
(0.42)	—	—	(0.42)	24.48	(0.37)	0.24	0.52	1.58	(k)	6,119	50

(0.34)	—	—	(0.34)	22.76	(5.80)	(5.34)	1.50	3.04	(l)	1,138	20
(0.38)	—	(0.10)	(0.48)	24.52	(0.07)	0.58	0.98	2.08	(m)	1,226	47

See accompanying notes to the financial statements.

Notes to Financial Statements
June 30, 2016 (Unaudited)

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and is not actively managed.

The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced investment operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced investment operations on January 27, 2015.

2. Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, investments generally are valued at their current market value using market quotations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with each Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no transfers between levels during the period ended June 30, 2016, based on levels assigned to securities on December 31, 2015 and there were no Level 3 investments held for the period ended June 30, 2016.

The following is a summary of the valuations as of June 30, 2016, for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments for segregation by industry type.

	LEVEL 1		LEVEL 2
	Common Stocks/ Shares of Beneficial	Rights	Common Stocks/ Shares of Beneficial	Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,298,689	$—	$—	$—	$1,298,689
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,175,943	—	—	—	1,175,943
ETFS Diversified-Factor U.S. Large Cap Index Fund	7,768,189	—	—	482	7,768,671
ETFS Diversified-Factor Developed Europe Index Fund	1,134,954	71	62	—	1,135,087

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Board oversees management of the Funds. As of June 30, 2016, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolio’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

The management of each Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), ETF Securities Advisors LLC (the “Advisor”) is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.65% (Zacks Earnings Funds) and 0.39% (Diversified Factor Funds) of average daily net assets of each Fund, upon commencement of each Fund’s operations. Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.

The Advisor pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses and fees and expenses of the independent trustees.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the two independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer plus expenses which is equally allocated among the Funds for his or her services as a Trustee of the Trust and as a member of any Board committees.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, the Board has determined that no such expense will be incurred through the next twelve months of operation.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each fund during the reporting period is presented on the Statements of Changes in Net Assets.

Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

10. Investment Transactions

For the period ended June 30, 2016, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,545,479	$1,537,774
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,219,916	1,309,493
ETFS Diversified-Factor U.S. Large Cap Index Fund	1,578,985	1,548,409
ETFS Diversified-Factor Developed Europe Index Fund	237,293	234,479

11. In-Kind Transactions

Each Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, each Fund recorded net realized gains and losses in connection with each transaction.

For the period ended June 30, 2016, the fair value of the securities transferred for redemptions, and the realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,166,702	$13,003

During the period, each Fund received securities in exchange for subscriptions of shares (subscriptions-in kind). For the period ended June 30, 2016, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ETFS Diversified-Factor U.S. Large Cap Index Fund	$1,250,759

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

Currency Exchange Rate Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in foreign securities. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. As the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investor’s investments in the Fund may go down if the value of the local currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of an investor’s shares in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and an investor may lose money.

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or the general stock market fluctuations that affect all issues. Investments in equity securities may be more volatile than investments in other asset classes. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Securities Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, are shares to foreign-based corporations generally issued by international banks in one or more markets around the world.

Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in European securities. To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares, sometimes rapidly and unpredictably. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund will typically lose value when its benchmark Index declines.

Notes to Financial Statements (concluded)

June 30, 2016 (Unaudited)

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Sponsor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties under the Trust’s organizational documents. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these financial statements.

ETFS Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended June 30, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2016.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

ETFS Trust

Expense Examples (Unaudited) (concluded)

	Beginning Account Value	Ending Account Value 06/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Actual	$1,000.00	$1,101.80	$7.79	1.49%
Hypothetical	$1,000.00	$1,017.45	$7.47	1.49%
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Actual	$1,000.00	$1,054.20	$8.94	1.75%
Hypothetical	$1,000.00	$1,016.16	$8.77	1.75%
ETFS Diversified-Factor U.S. Large Cap Index Fund
Actual	$1,000.00	$1,061.20	$3.02	0.59%
Hypothetical	$1,000.00	$1,021.93	$2.97	0.59%
ETFS Diversified-Factor Developed Europe Index Fund
Actual	$1,000.00	$942.00	$7.24	1.50%
Hypothetical	$1,000.00	$1,017.40	$7.52	1.50%

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

ETFS Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of ETFS Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.etfsecurities.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or visit www.etfsecurities.com or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

ETFS Trust

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
September 2, 2016

By:	/s/ Joe Roxburgh
Joe Roxburgh
Treasurer and Principal Financial Officer
September 2, 2016